INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before income taxes and equity in affiliated companies' net earnings
Geographic sources of (losses) income before income taxes and equity in affiliated companies’ net (losses) earnings for the years ended December 31 consist of the following:

	2015	2014	2013
U.S.	$(14,589)	$(2,973)	$1,119
Foreign	461	2,173	3,271
Total	$(14,128)	$(800)	$4,390

Provision for (benefit from) income taxes
FCX’s benefit from (provision for) income taxes for the years ended December 31 consists of the following:

	2015		2014		2013
Current income taxes:
Federal	$89		$(269)		$(194)
State	2		(34)		(9)
Foreign	(160)		(1,066)		(1,082)
Total current	(69)		(1,369)		(1,285)

Deferred income taxes:
Federal	3,403		616		(227)
State	154		214		35
Foreign	(163)		(19)		(226)
Total deferred	3,394		811		(418)

Adjustments	(1,374)	[a]	—		199	[b]
Federal operating loss carryforwards	—		333	[c]	164	[c]
Benefit from (provision for) income taxes	$1,951		$(225)		$(1,340)

a.
Adjustments include net provisions of $1.2 billion associated with an increase in the beginning of the year valuation allowance related to the impairment of U.S. oil and gas properties and $0.2 billion resulting from the termination of PT-FI's Delaware domestication reflecting a $1.5 billion reduction in deferred tax assets during the year, partially offset by a $1.3 billion reduction in the beginning of the year valuation allowance.

b.
As a result of the oil and gas acquisitions, FCX recognized a net benefit of $199 million, consisting of $190 million associated with net reductions in the beginning of the year valuation allowances, $69 million related to the release of the deferred tax liability on PXP's investment in MMR common stock and $16 million associated with the revaluation of state deferred tax liabilities, partially offset by income tax expense of $76 million associated with the write off of deferred tax assets related to environmental liabilities.

c.	Benefit from the use of federal operating loss carryforwards acquired as part of the oil and gas acquisitions.

Reconciliation of the U.S. federal statutory tax rate to effective income tax rate
A reconciliation of the U.S. federal statutory tax rate to FCX’s effective income tax rate for the years ended December 31 follows:

	2015			2014			2013
	Amount		Percent	Amount		Percent	Amount		Percent
U.S. federal statutory tax rate	$4,945		(35)%	$280		(35)%	$(1,536)		(35)%
Valuation allowance, net	(2,955)	[a]	21	—		—	190		4
Foreign tax credit limitation	(228)		2	(136)		17	(96)		(2)
Percentage depletion	186		(1)	263	[b]	(33)	223		5
Withholding and other impacts on
foreign earnings	(193)		1	(161)		20	(306)		(7)
Effect of foreign rates different than the U.S.
federal statutory rate	12		—	69		(9)	150		3
Goodwill impairment	—		—	(601)		75	—		—
Goodwill transferred to full cost pool	—		—	(77)		10	—		—
State income taxes	105	[a]	(1)	116		(14)	43		1
Other items, net	79		(1)	22		(3)	(8)		—
Benefit from (provision for) income taxes	$1,951		(14)%	$(225)	[c,d]	28%	$(1,340)	[e]	(31)%

a.
As a result of the impairment to U.S. oil and gas properties, FCX recorded tax charges totaling $3.3 billion to establish valuation allowances against U.S. federal and state deferred tax assets for which a future benefit is not expected to be realized.

b.	Includes a net charge of $16 million in 2014 related to a change in U.S. federal income tax law.

c.	Includes charges related to changes in Chilean and Peruvian tax rules of $54 million and $24 million, respectively.

d.	Includes a net charge of $221 million related to the sale of the Candelaria and Ojos del Salado mines.

e.	Includes a net tax benefit of $199 million as a result of the oil and gas acquisitions.

Components of deferred tax assets and liabilities
The components of deferred taxes follow:

	December 31,
	2015	2014
Deferred tax assets:
Foreign tax credits	$1,552	$2,306
Accrued expenses	1,166	1,029
Oil and gas properties	1,422	—
Minimum tax credits	569	737
Net operating loss carryforwards	621	590
Employee benefit plans	521	422
Other	477	702
Deferred tax assets	6,328	5,786
Valuation allowances	(4,183)	(2,434)
Net deferred tax assets	2,145	3,352

Deferred tax liabilities:
Property, plant, equipment and mining development costs	(4,839)	(4,581)
Oil and gas properties	—	(3,392)
Undistributed earnings	(855)	(807)
Other	(55)	(185)
Total deferred tax liabilities	(5,749)	(8,965)
Net deferred tax liabilities	$(3,604)	$(5,613)

Reserve for unrecognized tax benefits, interest and penalties
A summary of the activities associated with FCX’s reserve for unrecognized tax benefits for the years ended December 31 follows:

	2015	2014	2013
Balance at beginning of year	$104	$110	$138
Additions:
Prior year tax positions	7	4	18
Current year tax positions	11	11	14
Acquisition of PXP	—	—	5
Decreases:
Prior year tax positions	(6)	(12)	(37)
Settlements with taxing authorities	—	(9)	—
Lapse of statute of limitations	(6)	—	(28)
Balance at end of year	$110	$104	$110

Summary of income tax examinations
The tax years for FCX's major tax jurisdictions that remain subject to examination (excluding discontinued operations) are as follows:

Jurisdiction	Years Subject to Examination	Additional Open Years
U.S. Federal	2007-2013	2014-2015
Indonesia	2007-2008, 2011-2012, 2014	2013, 2015
Peru	2011	2012-2015
Chile	2013-2014	2015